Share Capital (Details Narrative) - $ / shares	Jun. 30, 2018	Jun. 30, 2017
Common stock, shares authorized	600,000	600,000
Common stock, par value	$ 0.31	$ 0.31
Common stock, shares issued	600,000	600,000
Malaysia, Ringgits
Common stock, par value	$ 1